SHARE-BASED PAYMENTS, Number of Shares and Weighted Average Exercise Prices of Share Awards (Details)			4 Months Ended	12 Months Ended
		Apr. 13, 2023 shares	Apr. 30, 2023 shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
Number of options [Abstract]
Beginning balance (in shares) | shares			10,398,000	10,398,000	9,419,000	0
Granted (in shares) | shares				1,658,000	1,198,000	9,419,000
Exercised (in shares) | shares	[1]			(118,000)
Forfeited (in shares) | shares				(194,000)	(219,000)
Ending balance (in shares) | shares				11,744,000	10,398,000	9,419,000
Vested and exercisable (in shares) | shares				5,460,000
Average exercise price per share option [Abstract]
Beginning balance (in dollars per share)			$ 3.5	$ 3.5	$ 3.5	$ 0
Granted (in dollars per share)				4.58	3.5	3.5
Exercised (in dollars per share)	[1]			3.5
Forfeited (in dollars per share)				3.68	3.5
Ending balance (in dollars per share)				3.65	3.5	3.5
Vested and exercisable (in dollars per share)				3.5
Average fair value per share option [Abstract]
Beginning balance (in dollars per share)			$ 25.27	25.27	26.16	0
Granted (in dollars per share)				8.15	18.34	26.16
Exercised (in dollars per share)	[1]			19.23
Forfeited (in dollars per share)				17.96	25.68
Ending balance (in dollars per share)				23.04	$ 25.27	$ 26.16
Vested and exercisable (in dollars per share)				$ 23.96
Proceeds from exercise of options | $				$ 412,000	$ 0	$ 0
2021 Plan [Member]
Number of options [Abstract]
Granted (in shares) | shares			46,805,600		139,690,400	1,097,852,000
Average exercise price per share option [Abstract]
Granted (in dollars per share)			$ 0.03		$ 0.03	$ 0.03
2023 Plan [Member]
Number of options [Abstract]
Granted (in shares) | shares		1,256,122
Average fair value per share option [Abstract]
Proceeds from exercise of options | $				$ 412,000

[1]	The total proceeds received from the exercised shares under the 2023 plan during the year ended December 31, 2023 was approximately US$412,000.